Schedule of components of accrued expenses (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
– Staff costs	$ 42,927	$ 83,096
– Others	195,492	613,870
Total	$ 238,419	$ 696,966